Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Share-Based Compensation

(4) Share-Based Compensation

The Company and Predecessor recognized compensation cost for share-based payments of $18, $1, $21 and $25 during the three and six months ended June 29, 2014 and June 30, 2013, respectively. The total compensation cost not yet recognized related to non-vested awards as of June 29, 2014 was $187, which is expected to be recognized over a weighted average period of 2.71 years through March 2017.

On February 3, 2014, the Board of Directors of New Media adopted the New Media Investment Group Inc. Nonqualified Stock Option and Incentive Award Plan (the “Incentive Plan”) that authorized up to 15,000,000 shares that can be granted under the Incentive Plan. On the same date, the New Media Board adopted a form of the New Media Investment Group Inc. Non-Officer Director Restricted Stock Grant Agreement (the “Form Grant Agreement”) to govern the terms of awards of restricted stock (“New Media Restricted Stock”) granted under the Incentive Plan to directors who are not officers or employees of New Media (the “Non-Officer Directors”). The Form Grant Agreement provides for the grant of New Media Restricted Stock that vests in equal annual installments on each of the first, second and third anniversaries of the grant date, subject to the Non-Officer Director’s continued service as a member of the New Media Board, and immediate vesting in full upon his or her death or disability. If the non-officer director’s service terminates for any other reason, all unvested shares of New Media Restricted Stock will be forfeited. Any dividends or other distributions that are declared with respect to the shares of New Media Restricted Stock will be paid to the Non-Officer Director at the time such shares vest. During the period prior to the lapse and removal of the vesting restrictions, a grantee of a Restricted Share Grant (“RSG”) will have all the rights of a stockholder, including without limitation, the right to vote and the right to receive all dividends or other distributions. As a result, the RSGs are reflected as outstanding common stock. The value of the Non-Officer Director RSGs on the date of issuance is recognized as selling, general and administrative expense over the vesting period with an increase to additional paid-in-capital. On March 14, 2014, a grant of restricted shares totaling 15,870 shares was made to the Company’s Non-Officer Directors.

Under the Predecessor’s GateHouse Media, Inc. Omnibus Stock Incentive Plan (the “Predecessor RSG Plan”), 266,795 RSGs were granted to Company directors, management and employees, 42,535 of which were both granted and forfeited during the year ended December 31, 2008. An additional 100,000 RSGs were granted to Company management during the year ended December 31, 2009. The majority of the RSGs issued under the Predecessor RSG Plan vested in increments of one-third on each of the first, second and third anniversaries of the grant date. All Predecessor RSGs vested prior to the Predecessor filing for bankruptcy.

As of June 29, 2014 and June 30, 2013, there were 15,870 and 0 RSGs, respectively, issued and outstanding with a weighted average grant date fair value of $14.18 and $0.00, respectively. As of June 29, 2014, the aggregate intrinsic value of unvested RSGs was $217. During the six months ended June 29, 2014, the aggregate fair value of vested RSGs was $0.

RSG activity during the six months ended June 29, 2014 was as follows:

	Number of RSGs	Weighted-Average Grant Date Fair Value
Unvested at December 29, 2013	—	$—
Granted	15,870	14.18

Unvested at June 29, 2014	15,870	$14.18

FASB ASC Topic 718, “Compensation – Stock Compensation”, requires the recognition of share-based compensation for the number of awards that are ultimately expected to vest. The Company’s estimated forfeitures are based on the Company’s historical forfeiture rates. Estimated forfeitures are reassessed periodically and the estimate may change based on new facts and circumstances.

(5) Share-Based Compensation

As of November 6, 2013, all compensation cost for share-based payments have been recognized.

(a) Restricted Share Grants (“RSGs”)

Prior to the Predecessor’s Initial Public Offering (“IPO”) in 2006, the Predecessor had issued 792,500 RSGs to certain management investors pursuant to each investor’s management stockholder agreement (each, a “Management Stockholder Agreement”). Under the Management Stockholder Agreements, RSGs vest by one-third on each of the third, fourth and fifth anniversaries from the grant date. Following the adoption of the GateHouse Media, Inc. Omnibus Stock Incentive Plan (the “RSG Plan”) in October 2006, an additional 268,680 RSGs were granted during the year ended December 31, 2006 to the Predecessor’s directors, management, and employees. During the year ended December 31, 2007 an additional 198,846 RSGs were granted to the Predecessor’s directors, management and employees, 105,453 of which were both granted and forfeited. During the year ended December 31, 2009 an additional 266,795 RSGs were granted to the Predecessor’s directors, management and employees, 42,535 of which were both granted and forfeited. During the year ended December 31, 2010 an additional 100,000 RSGs were granted to the Predecessor’s management. The majority of the RSGs issued under the RSG Plan vest in increments of one-third on each of the first, second and third anniversaries of the grant date. In the event a grantee of an RSG is terminated by the Predecessor without cause, a number of unvested RSGs immediately vest that would have vested under the normal vesting period on the next succeeding anniversary date following such termination. In the event an RSG grantee’s employment with the Predecessor is terminated without cause within twelve months after a change in control as defined in the applicable award agreement, all unvested RSGs become immediately vested at the termination date. During the period prior to the lapse and removal of the vesting restrictions, a grantee of an RSG will have all of the rights of a stockholder, including without limitation, the right to vote and the right to receive all dividends or other distributions. With respect to the Predecessor employees, the value of the RSGs on the date of issuance is recognized as employee compensation expense over the vesting period or through the grantee’s eligible retirement date, if shorter, with an increase to additional paid-in-capital. The Company recognized $25, $95 and $462 for the Predecessor Company for the ten months ended November 6, 2013 and for the years ended December 30, 2012 and January 1, 2012, respectively in share-based compensation expense related to RSGs and is recognized in the consolidated statement of operations and comprehensive income (loss). All RSGs vested prior to the Petition Date and, as a result, all amounts relate to the Predecessor only.

As of November 6, 2013, December 30, 2012, and January 1, 2012 there were 0, 25,424, and 84,181 RSGs, respectively, issued and outstanding with a weighted average grant date fair value of $0.00, $6.04, and $3.67, respectively.

RSG activity was as follows:

	Predecessor Company
	Ten Months Ended November 6, 2013		Year Ended December 30, 2012		Year Ended January 1, 2012
	Number of RSGs	Weighted-Average Grant Date Fair Value	Number of RSGs	Weighted-Average Grant Date Fair Value	Number of RSGs	Weighted-Average Grant Date Fair Value
Unvested at beginning of year	25,424	$6.04	84,181	$3.67	299,560	$8.89
Granted	—	—	—	—	—	—
Vested	(25,424)	6.04	(58,757)	2.65	(215,379)	10.93
Forfeited	—	—	—	—	—	—

Unvested at end of year	—	$—	25,424	$6.04	84,181	$3.67

As part of the Plan discussed in Note 2, all Predecessor share-based awards were cancelled. Refer to Note 24 for new stock plans adopted in 2014.